INVESTMENTS - Associates and Joint Venture Investment Impact (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 6,929	$ 5,117
Current liabilities	(6,586)	(5,964)
Net income for the year	1,592	2,043
Associates | Joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	512	491
Long-term assets	3,409	3,501
Current liabilities	(857)	(906)
Long-term liabilities	(1,358)	(1,407)
Total net assets	1,706	1,679
Our share of net assets	900	851
Revenue	1,310	2,314
Expenses	(1,410)	(2,366)
Net income for the year	(100)	(52)
Our share of net loss	$ (40)	$ (24)